Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, current borrowings	$ 16	$ 35
Long-term debt, including current portion	1,876	1,576
Undrawn borrowing facilities	766	651
Letters of credit outstanding	23	24
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, current borrowings	16	35
Bank loans and advances, contractual cash flows	16	35
Trade and other payables, carrying amount	782	638
Trade and other payables, contractual cash flows	782	638
Derivative financial liabilities, carrying amount	36	37
Derivative financial liabilities, contractual cash flows	36	37
Financial liabilities, carrying amount	2,720	2,296
Financial liabilities, contractual cash flows	3,034	2,618
Liquidity risk | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	16	35
Trade and other payables, contractual cash flows	782	638
Derivative financial liabilities, contractual cash flows	22	19
Financial liabilities, contractual cash flows	959	815
Liquidity risk | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	4	2
Financial liabilities, contractual cash flows	140	118
Liquidity risk | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	10	4
Financial liabilities, contractual cash flows	1,605	1,376
Liquidity risk | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	0	12
Financial liabilities, contractual cash flows	330	309
Liquidity risk | Revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	86	195
Long-term debt, contractual cash flows	100	218
Liquidity risk | Revolving credit facility | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	4	7
Liquidity risk | Revolving credit facility | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	4	6
Liquidity risk | Revolving credit facility | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	92	205
Liquidity risk | Revolving credit facility | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	0	0
Liquidity risk | Term loan
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	239
Long-term debt, contractual cash flows	305
Liquidity risk | Term loan | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	18
Liquidity risk | Term loan | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	18
Liquidity risk | Term loan | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	55
Liquidity risk | Term loan | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	214
Liquidity risk | Unsecured senior notes
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	1,068	1,004
Long-term debt, contractual cash flows	1,244	1,284
Liquidity risk | Unsecured senior notes | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	59	56
Liquidity risk | Unsecured senior notes | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	60	56
Liquidity risk | Unsecured senior notes | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	1,125	906
Liquidity risk | Unsecured senior notes | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	0	266
Liquidity risk | Other debts of subsidiaries
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	129	66
Long-term debt, contractual cash flows	186	77
Liquidity risk | Other debts of subsidiaries | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	21	16
Liquidity risk | Other debts of subsidiaries | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	20	13
Liquidity risk | Other debts of subsidiaries | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	49	31
Liquidity risk | Other debts of subsidiaries | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	96	17
Liquidity risk | Other debts without recourse to the Corporation
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	364	321
Long-term debt, contractual cash flows	365	329
Liquidity risk | Other debts without recourse to the Corporation | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	37	44
Liquidity risk | Other debts without recourse to the Corporation | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	34	41
Liquidity risk | Other debts without recourse to the Corporation | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	274	230
Liquidity risk | Other debts without recourse to the Corporation | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	$ 20	$ 14